GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at September 30, 2021 (Unaudited)

Shares	Common Stocks: 95.3%	Value

	Electrification: 40.1%
8,460	APTIV PLC	$1,260,286
16,160	Gentherm Inc.*	1,307,829
19,210	Hella GmbH & Co. KGaA	1,341,814
30,220	Infineon Technologies AG	1,240,451
12,740	Itron Inc.*	963,526
29,720	Johnson Matthey PLC	1,070,618
1,760	LG Chem Ltd.	1,140,660
27,720	ON Semiconductor Corp.*	1,268,744
2,070	Samsung SDI Co., Ltd.	1,244,098
7,680	Schneider Electric SE	1,277,113
22,780	Sensata Technologies Holding*	1,246,522
80,000	Tianneng Power International	89,679
		13,451,340

	Energy Efficiency: 10.7%
19,490	Ameresco PLC*	1,138,801
6,700	Hubbell Inc.	1,210,489
98,140	Nibe Industrier AB - B Shares	1,240,057
		3,589,347

	Renewable Energy Generation: 26.9%
21,790	Albioma SA	854,994
564,000	China Longyuan Power Group Corp. - H Shares	1,385,757
1,362,000	China Suntien Green Energy Corp. Ltd. - H Shares	1,362,558
105,450	Iberdrola SA	1,058,674
16,510	Nextera Energy Inc.	1,296,365
12,129	Ormat Technologies Inc.	807,913
38,640	Siemens Gamesa Renewable Energy SA	980,925
84,100	TransAlta Renewables Inc.	1,261,002
		9,008,188
	Renewal Equipment Manufacturing: 17.6%
23,650	Canadian Solar Inc.*	818,054
3,570	Enphase Energy Inc.*	535,393
13,770	First Solar Inc.*	1,314,484
2,130	Solaredge Technologies Inc.*	564,919
14,510	TPI Composites Inc.*	489,713
28,165	Vestas Wind Systems A/S	1,129,312
500,200	Xinyi Solar Holdings Ltd.	1,022,975
		5,874,850

Total Common Stocks	$31,923,725
(cost $26,683,296)

Total Investments in Securities	31,923,725
(cost $26,683,296): 95.3%

Liabilities in Net Excess of Other Assets: 4.7%	1,589,260

Net Assets: 100.0%	$33,512,985

*	Non-income producing security.

PLC - Public Limited Company